SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 10, 2021

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	AB Large Cap Growth Fund, Inc. (the “Fund”) File No. 811-06730

Attached for filing is the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the proposed acquisition by the Fund of all of the assets, and assumption of all of the liabilities, of AB FlexFeeTM Large Cap Growth Portfolio, a series of AB Cap Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the filing, you can contact Paul M. Miller or the undersigned at 202-737-8833.

Sincerely /s/ Lancelot A. King Lancelot A. King

cc:	Paul M. Miller